CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income	$ 1,324	$ 32,619
Adjustments to reconcile net income to net cash (used in) provided by operating activites:
Depreciation and amortization	2,199	1,400
Bad debt expense (recoveries)	(155)	240
Amortization of debt issuance costs	589	222
Provision for obsolete inventory	140	471
Non-cash lease expense	240	226
Non-cash sponsor share transfers	7,216
Non-cash fees under SEPA	119
Share-based compensation expense	82,180
Gain from change in fair value of warrant liability	(5,127)
Gain from change in fair value of earnout liability	(61,770)
Loss from extinguishment of debt	445
Deferred income taxes	(743)
Changes in operating assets and liabilities:
Accounts receivable	(1,562)	(752)
Inventory	(1,708)	(5,762)
Other current assets	(2,284)	34
Accounts payable	416	1,605
Deferred revenue	384	(373)
Accrued expenses	(30,841)	4,029
Operating lease liabilities	(219)	(239)
Net cash (used in) provided by operating activities	(9,157)	33,720
Investing Activities
Purchases of property and equipment	(333)	(1,448)
Purchases of capitalized software	(1,505)	(2,359)
Net cash used in investing activities	(1,838)	(3,807)
Financing Activities
Proceeds from the Business Combination	12,282
Principal repayments on term loan	(4,375)	(5,000)
Borrowings on term loan	125,000
Extinguishment of Bank of America term loan	(36,250)
Debt issuance costs	(4,036)
Settlement of phantom equity rights	(7,250)
Settlement of RSUs	(424)
Distributions	(12,886)	(11,402)
Capitalized transaction costs	(8,341)	(3,941)
Proceeds from issuance of shares under SEPA	442
SEPA transaction costs	(702)
Net cash provided by (used in) financing activities	63,460	(20,343)
Effect of exchange rate changes on cash and cash equivalents		(12)
Net increase in cash and cash equivalents	52,465	9,558
Cash and cash equivalents at beginning of period	26,766	17,208
Cash and cash equivalents at end of period	79,231	26,766
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	4,426	1,462
Cash paid for income taxes	282	171
Non-cash investing and financing activities
Capital expenditures and capitalized software included in accounts payable	49	$ 282
Non-cash SEPA transaction costs	$ 119